Registration No. __________
                                                              ICA No. 811-
                                                              ------------------



     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 1, 2000

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:

                         Pre-Effective Amendment No. ___

                        Post-Effective Amendment No. ___

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:

                           Pre-Effective Amendment No.
                                                     --------
                         Post-Effective Amendment No.
                                                     ------

                        (Check Appropriate Box or Boxes)

                         SATUIT CAPITAL MANAGEMENT TRUST
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

                        c/o American Data Services, Inc.
                         The Hauppauge Corporate Center
                                150 Motor Parkway
                            HAUPPAUGE, NEW YORK 11788
                            -------------------------
               (Address of Principal Executive Offices)(Zip Code)

                                 (631) 951-0500
                                 --------------
              (Registrant's Telephone Number, Including Area Code)

                                  Michael Miola
                          American Data Services, Inc.
                         The Hauppauge Corporate Center
                                150 Motor Parkway
                            HAUPPAUGE, NEW YORK 11788
                     (Name and Address of Agent For Service)

                                 WITH A COPY TO:
                                 --------------

                             Thomas R. Westle, Esq.
                             Spitzer & Feldman P.C.
                                 405 Park Avenue
                               New York, NY 10022

                 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE
                 -----------------------------------------------
                 (Approximate Date of Proposed Public Offering)

                          SHARES OF BENEFICIAL INTEREST
                          -----------------------------
                     (Title of Securities Being Registered)

           It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b).
[ ]   on (date) pursuant to paragraph (b).
[ ]   60 days after filing pursuant to paragraph (a)(1).
[ ]   on (date) pursuant to paragraph (a)(1).
[ ]   75 days after filing pursuant to paragraph (a)(2).
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

           THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

                          SATUIT CAPITAL MICRO CAP FUND

                                   A SERIES OF

                         SATUIT CAPITAL MANAGEMENT TRUST



                         PROSPECTUS DATED ________, 2000



                                     [LOGO]




                         SATUIT CAPITAL MANAGEMENT, LLC
                               INVESTMENT ADVISER



The SATUIT CAPITAL MICRO CAP FUND, a series of SATUIT CAPITAL MANAGEMENT TRUST, seeks to provide investors with long-term capital appreciation by investing in a diversified portfolio of domestic common stocks with market capitalizations under $500 million that the Adviser believes exhibit reasonable valuations and have favorable growth prospects.

This Prospectus, dated __________, 2000, concisely describes the information about the Fund that you ought to know before investing. Please read it carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") about the Fund, dated ____________, 2000, is available free of charge. The address of the Trust is Satuit Capital Management Trust, c/o American Data Services, The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788 or telephone (877) XXX-XXXX. The SAI has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in this Prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE
                                                                            ----

RISK RETURN SUMMARY...........................................................1
PERFORMANCE...................................................................2
MANAGEMENT....................................................................6
YOUR ACCOUNT..................................................................8
HOW TO OPEN AN ACCOUNT AND PURCHASE  SHARES...................................9
HOW TO SELL (REDEEM) SHARES OF THE FUND......................................11
WHEN AND HOW NAV IS DETERMINED...............................................14
DISTRIBUTIONS................................................................15
FEDERAL TAX CONSIDERATIONS...................................................16
PERFORMANCE COMPARISONS......................................................16
CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT......................17
COUNSEL AND INDEPENDENT AUDITORS.............................................17
FINANCIAL HIGHLIGHTS.........................................................17
ORGANIZATION.................................................................17
FOR MORE INFORMATION.........................................................18

RISK RETURN SUMMARY

The following discussion describes the investment objective and principal investment strategies and risks of the Satuit Capital Micro Cap Fund (the "Fund"). The investment objective of the Fund is a fundamental policy and cannot be changed without the approval of a majority of the Fund's outstanding shares. As with any mutual fund, there can be no guarantee that the investment objective of the Fund will be achieved.

[GRAPHIC OMITTED]
INVESTMENT OBJECTIVES

The Fund's investment objective is to provide investors with long-term capital appreciation.


[GRAPHIC OMITTED]
PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks to achieve its investment objective by investing at least 85% of its net assets in a diversified portfolio of domestic common stocks with market capitalizations under $500 million. The Adviser will select portfolio securities which the Adviser believes exhibit reasonable valuations and have favorable growth prospects. The Adviser may utilize various trading techniques to enhance Fund performance including engaging in short sales.

     The Adviser utilizes proprietary quantitative analysis of both value and growth characteristics to rank U.S. companies with market capitalizations under $500 million (micro-cap companies). Valuation and growth characteristics are equally weighted for purposes of ranking potential investments securities. Valuation analysis is used to determine the inherent value of the company by analyzing financial information such as a company's price to book, price to sales, return on equity, and return on assets ratios. Growth analysis is used to determine a company's potential for long-term dividends and earnings growth due to market-oriented factors such as growing market share, the launch of new products or services, the strength of its management and market demand. The highest ranked companies derived from the Adviser's analysis-- companies that display the most reasonable valuations with the most favorable growth prospects-- are listed on what the Adviser refers to as the Focus List.

     The Adviser selects portfolio securities for investment by the Fund by subjecting the top 20% of the common stocks on the Focus List to a qualitative analysis of each company's valuation and growth characteristics in order to determine whether these characteristics are sustainable over the long term. Such analysis includes a more detailed review of each company's competitive position in its particular market sector, its business prospects and financial statements. The Adviser also regularly conducts personal interviews with company management, customers, suppliers and Wall Street analysts who provide research about the company's common stock in the stock market.

[GRAPHIC OMITTED]
PRINCIPAL RISKS OF INVESTING IN THE FUND.

           Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Fund are listed below and could adversely affect the net asset value, total return and value of the Fund and your investment.

- STOCK MARKET RISKS: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value and you could lose money on your investment.

- STOCK SELECTION RISKS: The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund's investment objective.

- LIQUIDITY RISKS: The Adviser may not be able to sell portfolio securities at an optimal time or price.

- MICRO CAP COMPANY RISKS: The market price of stocks of micro cap companies may be more volatile than those of larger cap companies. Stocks of micro cap companies are generally less liquid than large cap stocks.

You could lose money on your investment in the Fund, or the Fund may not perform as well as other possible investments. The Fund does not constitute a balanced or complete investment program and the net asset value of its shares will fluctuate based on the value of the securities held by the Fund.


WHO MAY WANT TO INVEST IN THE FUND

We designed the Fund for investors desiring an investment alternative and who seek one or more of the following:

-    long-term capital appreciation;
-    a stock fund to complement a portfolio of more conservative investments;
-    a stock fund that uses a balanced approach of value and growth investing;
     or
-    a stock fund that invests solely in domestic micro-cap companies.

The Fund may NOT be suitable for you if:

- You need regular income or stability of principal;
- You are pursuing a short-term goal or investing emergency reserves; or
- You are pursuing an investment strategy that is highly speculative.

PERFORMANCE

No prior performance information for the Fund is being presented because, to date, the Fund has not had annual returns for a full year.

FEE TABLE

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. The maximum transaction costs and total annual expenses associated with investing in shares of the Fund are described in the table below and are further explained in the example that follows:



SHAREHOLDER FEES (fees paid directly from your investment)             None
ESTIMATED ANNUAL FUND OPERATION EXPENSES
(expenses that are deducted from fund assets)
Management Fees                                                        1.50%
Distribution (Rule 12b-1) Fees                                         None
Other Expenses(1)(2)                                                   1.30%
                                                                       -----

Total Annual Fund Operating Expenses(2)                                2.80%

-----------------
(1) Other Expenses includes, among other expenses, administrative, custody, transfer agency and shareholder servicing fees.

(2) Other Expenses and Total Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year assuming $10 million in average annual net assets.


EXAMPLE

         THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

         THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THESE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RATE OF RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COST FOR THE FUND WOULD BE:



      1 YEAR              3 YEARS
      $-----              $-----





INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing at least 85% of its net assets in a diversified portfolio of 85 to 125 domestic common stocks with market capitalizations under $500 million (micro caps). For liquidity purposes or pending the investment in securities in furtherance of its investment objective, the Fund may invest up to 10% of its net assets in U.S. Government securities, repurchase agreements and high quality short-term debt and money market instruments. As a non-principal investment technique, the Fund may also lend up to 33 1/3% of its portfolio securities to broker-dealers provided that these transactions are fully collateralized at all times with cash, U.S. Government securities or high quality, short-term debt or money market instruments. The Adviser may utilize various trading techniques to enhance Fund performance, including engaging in short sales, in order to create investment opportunities that increase the Fund's return.

The Adviser believes that micro cap securities which exhibit a combination of reasonable valuations and above average growth rates will, over the long term, outperform the broader stock market and provide superior investment returns to investors. To that end, the Adviser generally seeks to identify common stocks of companies which are currently priced below the Adviser's estimation of their potential, have earnings that may be expected to grow faster than the U.S. economy in general, and/or offer the potential for accelerated earnings growth due to rapid growth of sales, new products, management changes, or structural changes in the economy.

The process to select portfolio securities of the Fund occurs in two stages. First, the Adviser utilizes proprietary quantitative analysis of both value and growth characteristics to rank U.S. companies with market capitalizations under $500 million. The purpose of the ranking is to identify those micro cap companies which, in the Adviser's opinion, demonstrate the most reasonable valuations and above-average growth rates.

The Adviser uses valuation analysis to determine the inherent value of the company. Such analysis includes a review of a company's financial information such as price to book ratios, price to sales ratios, return on equity ratios, and return on assets ratios. The Adviser uses growth analysis to determine a company's potential for long-term dividends and earnings growth. Such analysis involves evaluating a company's dividends and earnings prospects based on its potential for revenue growth due to growing market share, the launch of new products or services, the strength of its management and its financial condition.

The second stage of the selection process requires subjecting the top 20% of the ranked common stocks to a detailed qualitative analysis in order to determine the sustainability of each company's valuation and growth characteristics. Such analysis includes a review of each company's market sector, competitive position within that market sector, and business prospects in addition to regularly conducting personal interviews with company management, major customers and suppliers, and Wall Street analysts who cover the stocks being evaluated. The Adviser will use these conversations to determine whether the drivers of revenue growth, margin expansion, and balance sheet improvement are sustainable over the long term.

The Advisor recognizes that investment management is a dynamic process and will constantly monitor the Fund's investment portfolio's positions for adverse changes in the Fund's investment portfolio's. Portfolio securities may be sold as a result of adverse changes in the stock markets generally, or to a specific issuer, that results in poor relative performance. Portfolio securities may also be sold if the Adviser determines that the valuation and growth characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the Fund.

TEMPORARY DEFENSIVE STRATEGY. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in order to respond to adverse market, economic, political or other unfavorable conditions. Under these circumstances, the Fund may invest a substantial portion of its assets in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, and U.S. Government securities. When the Fund is making such defensive investments, the Fund may not achieve its investment objective.

PORTFOLIO TURNOVER. The Adviser recognizes that investment management is a dynamic process and thus will constantly monitor and reevaluate the Fund's investments in order to maximize, to the extent possible, the capital appreciation of the investment portfolio. This process allows the Adviser to determine whether any of the Fund's investments have lost value or whether securities not held by the Fund seem poised for growth under developing market conditions and to adjust the Fund's holdings accordingly. The Adviser does not anticipate this process to result in high portfolio turnover and does not intend to aggressively trade the Fund's assets. The Fund expects that its annual portfolio turnover rate will be, under normal conditions, between 50% and 75%.

--------------------------------------------------------------------------------
MAIN RISKS
--------------------------------------------------------------------------------

INVESTING IN MUTUAL FUNDS

All mutual funds carry a certain amount of risk, which may cause you to lose money on your investment. The following describes the primary risks of investing in the Fund based on the Fund's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, you should be aware that as of the date of this Prospectus the Fund has no operating history.

MARKET RISK

The net asset value of the Fund will fluctuate based on changes in the value of the securities held in the investment portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which the Fund invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by the Fund is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of the Fund's shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

INVESTMENT IN MICRO-CAPITALIZATION COMPANIES

The Fund invests in micro-capitalization companies (generally a market capitalization of $500 million or less). Accordingly, the Fund may be subject to the additional risks associated with investment in companies with smaller capital structures. The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than do those of larger companies. If the Fund is heavily invested in these securities and the value of these securities suddenly decline, the net asset value of the Fund will be more susceptible to sudden and significant losses.

SHORT SALES ("NOT AGAINST THE BOX")

Short sales by the Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.


--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

The business of the Fund is managed under the direction of the Board of Trustees (the "Board") of Satuit Capital Management Trust (the "Trust"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund.

THE ADVISER

Satuit Capital Management LLC (the "Adviser"), 5 Driftwood Lane, Scituate, Massachusetts 02066, serves as investment adviser to the Fund. Subject to the general supervision and control of the Board, the Adviser makes investment decisions for the Fund. The Adviser is a privately held corporation that is registered as an investment adviser with the U.S. Securities & Exchange Commission.

Under the terms of its investment advisory agreement with the Fund, the Adviser is responsible for formulating the Fund's investment programs and for making day-to-day investment decisions and engaging in portfolio transactions. The Adviser also furnishes corporate officers, provides office space, services and equipment and supervises all matters relating to the Fund's operations. For its services, the Adviser receives an advisory fee at an annual rate of 1.50% of the average daily net assets of the Fund.

PORTFOLIO MANAGER

Robert J. Sullivan, the Portfolio Manager of the Fund, has over 15 years of investment and financial services experience. Previously, Mr. Sullivan was employed by Cadence Capital Management as a Portfolio Manager and Senior Equity Analyst. Cadence is an institutional asset management firm with over $6 Billion in assets under management. Mr. Sullivan's responsibilities included direct research, analysis, and investment responsibility for the Capital Goods, Basic Materials, and Transportation sectors. Prior to joining Cadence, Mr. Sullivan was employed by Fidelity Capital Markets, the institutional block-trading desk of Fidelity Management & Research Company, as an institutional equity sales trader. Before moving to Fidelity Capital Markets, Mr. Sullivan was employed by Bridge Information Systems as a sales and customer service representative with account responsibilities for both buy and sell side firms in Boston & New York. Mr. Sullivan holds a Bachelors of Science in Economics from the University of Maryland. Mr. Sullivan also holds Series 7, 22, and 63 licenses from the National Association of Securities Dealers.

OTHER EXPENSES

The Fund pays certain operating expenses directly, including, but not limited to custodian, audit and legal fees, costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices, and reports to shareholders, insurance expenses, and costs of registering its shares for sale under federal and state securities laws.

ADMINISTRATOR

The Administrator of the Fund is American Data Services, Inc. ("ADS" or the "Administrator"), which has its principal office at The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788. ADS is primarily in the business of providing administrative, fund accounting and stock transfer services to retail and institutional mutual funds through its offices in New York, Denver and Los Angeles and as of the date of this Prospectus had assets under administration in excess of $4 billion.

ADS provides administrative, executive and regulatory services to the Fund. It supervises the preparation of the Fund's tax returns and coordinates the preparation of reports to and filings with the Securities and Exchange Commission and various state securities authorities, subject to the supervision of the Trust's Board of Trustees.

For the services rendered to the Fund by the Administrator, the Fund pays the Administrator, on a monthly basis, an annual fee equal to ___% of the first $__ million, ___% of the next $__ million, and ___% of the remaining balance of the Fund's average daily net assets. The fee is subject to a monthly minimum of $3,000. The Fund also reimburses the Administrator for any out-of-pocket expenses incurred by the Administrator on behalf of the Fund.

DISTRIBUTOR

AmeriMutual Fund Distributors, Inc. (the "Distributor"), an affiliate of the Administrator, has entered into a distribution agreement with the Trust to serve as the principal underwriter for the Fund and the distributor for the Fund's shares. In consideration of these services, the Distributor is paid a monthly fee equal to one-quarter (0.25%) percent of the Fund's average daily net assets on an annualized basis.

SHAREHOLDER SERVICING AGENT

ADS is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with ADS and perform these functions on behalf of their clients who own shares of the Fund. For this service, ADS receives an annual shareholder-servicing fee from the Fund equal to 0.25% of the Fund's average daily net assets.

--------------------------------------------------------------------------------
YOUR ACCOUNT
[GRAPHIC OMITTED]
--------------------------------------------------------------------------------


TYPES OF ACCOUNTS

If you are making an initial investment in the Fund, you will need to open an account. You may establish the following types of accounts:

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS. Individual and sole proprietorship accounts are owned by one person; joint accounts can have two or more owners. All owners of the joint account must sign written instructions to purchase or redeem shares or to change account information exactly as their names appear on the account. If you elect telephone privileges, however, redemption requests by telephone may be made by any one of the joint account owners.

UNIFORM GIFT OR TRANSFER TO MINOR ACCOUNTS (UGMA, UTMA). Depending on the laws of your state, you can set up a custodial account under the Uniform Gift (or Transfers) to Minors Act. These custodial accounts provide a way to give money to a child and obtain tax benefits. To open a UGAM or UTMA account, you must include the minor's social security number on the application and the custodian, or trustee, of the UGMA or UTMA must sign instructions in a manner indicating trustee capacity.

CORPORATE AND PARTNERSHIP ACCOUNTS. To open a corporate or partnership account, or to send instructions to the Fund, the following documents are required:

- For corporations, a corporate resolution signed by an authorized person with a signature guarantee.
- For partnerships, a certification for a partnership agreement, or the pages from the partnership agreement that identify the general partners.

An authorized officer of the corporation or other legal entity must sign the application.

TRUST ACCOUNTS. The trust must be established before you can open a trust account. To open the account you must include the name of each trustee, the name of the trust and provide a certification for trust, or the pages from the trust document that identify the trustees.

RETIREMENT ACCOUNTS. The Fund offers IRA accounts, including traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, SIMPLE IRA and Keogh accounts. Fund shares may also be an appropriate investment for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax advisor. Whenever making an investment in an IRA be sure to indicate the year in which the contribution is made.

--------------------------------------------------------------------------------
HOW TO OPEN AN ACCOUNT AND PURCHASE  SHARES
--------------------------------------------------------------------------------

Once you have chosen the type of account and a class of shares, you are ready to establish an account.

GENERAL INFORMATION

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

During unusual market conditions, the Fund may temporarily suspend or discontinue any service or privilege.

MINIMUM INITIAL PURCHASES

The Fund accepts investments in the following minimum amounts:



  ---------------------------------------------------------------------------------------------------------------------------------
                        TYPE OF ACCOUNT                       MINIMUM INITIAL INVESTMENT        MINIMUM SUBSEQUENT INVESTMENT
  ---------------------------------------------------------------------------------------------------------------------------------

  Individual, Sole proprietorship or Joint accounts                     $5,000                             $1,000
  ---------------------------------------------------------------------------------------------------------------------------------
  Corporate, partnership or trust accounts                              $5,000                             $1,000

  ---------------------------------------------------------------------------------------------------------------------------------
  Uniform Gift or Transfer to a Minor Accounts (ugma, utma)             $5000                              $1,000
  ---------------------------------------------------------------------------------------------------------------------------------
  Individual Retirement Accounts (IRA)                                  $1000                               $250

  ---------------------------------------------------------------------------------------------------------------------------------


The Fund or Adviser may waive or lower these minimums in certain cases. YOU MUST COMPLETE AND SIGN AN APPLICATION FOR EACH ACCOUNT YOU OPEN WITH THE FUND.

The price for Fund shares is the Fund's net asset value per share (NAV) plus any applicable sales charge. We determine the NAV as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day that the Exchange is open. We will price your order at the next NAV calculated after the Fund accepts your order. For more information on how we price shares, see "WHEN AND HOW NAV IS DETERMINED" on page 16.

METHOD OF PURCHASE
------------------

BY TELEPHONE

To open an account by telephone, call (877) XXX-XXXX to obtain an account number and instructions. We will take information necessary to open your account, including social security or tax identification number, over the phone.

After you have obtained an account number, you may purchase shares of the Fund by wiring federal funds. Your bank may charge a fee for doing this. You should instruct your bank to wire funds to:

           Union Bank of California
           ABA # 122000496
           Attention:  DOMESTIC CUSTODY
           Account # XXXXXXXXXX
           F/B/O: Satuit Capital Micro Cap Fund
           Shareholder Account No. ___________________

You will then need to mail a signed account application to:

           Satuit Capital Micro Cap Fund
           c/o American Data Services, Inc.
           P.O. Box 5536
           Hauppauge, NY 11788-0132

BY MAIL

You may also open an account by mailing a completed and signed account application, together with a check, to:

           Satuit Capital Micro Cap Fund
           c/o American Data Services, Inc.
           P.O. Box 5536
           Hauppauge, NY 11788-0132

AUTOMATIC INVESTMENT PLANS

You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by automated clearinghouse ("ACH") payment. The minimum investment is $250.

To open an Automatic Investment Plan account ("AIP"), call or write to us to request and "Automatic Investment" form. Complete and sign the form, and return it to us along with a voided check for the bank account from which payments will be made.

TRANSACTIONS THROUGH THIRD PARTIES

If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Banks, brokers, retirement plans and financial advisors may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

HOW TO PAY FOR YOUR PURCHASE OF SHARES

You may purchase shares of the Fund by check, automated clearinghouse payment, or wire. All payments must be in U.S. dollars.

CHECKS. All checks must be drawn on U.S. banks and made payable to "Satuit Capital Micro Cap Fund." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

ACH PAYMENTS. Instruct your financial institution to make an ACH (automated clearinghouse) payment to us. These payments typically take two days. Your financial institution may charge you a fee for this service.

WIRES. Instruct your financial institution to make a Federal funds wire payment to us. Your financial institution may charge you a fee for this service.

LIMITATIONS ON PURCHASES

The Fund reserves the right to refuse any purchase request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS

The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem other shares you own in the account as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment. IF WE CANCEL YOUR PURCHASE DUE TO NON-PAYMENT, YOU WILL BE RESPONSIBLE FOR ANY LOSS THE FUND INCURS. WE WILL NOT ACCEPT CASH OR THIRD-PARTY CHECKS FOR THE PURCHASE OF SHARES.


HOW TO SELL (REDEEM) SHARES OF THE FUND

You have the right to sell ("redeem") all or any part of your shares subject to certain restrictions. Selling your shares in the Fund is referred to as a "redemption" because the Fund buys back its shares. We will redeem your shares at the net asset value next computed following receipt of your redemption request in proper form. See "Redemption Procedures - By Mail" below.

We will mail your redemption proceeds to your current address or transmit them electronically to your designated bank account. Except under certain emergency conditions, we will send your redemption to you within seven days after we receive your redemption request. During unusual market conditions, the Fund may suspend redemptions or postpone the payment of redemption proceeds, to the extent permitted under the Federal securities laws. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If you purchase your shares by check, the Fund may delay sending the proceeds from your redemption request until your check has cleared. This could take up to 15 calendar days.

The Fund cannot accept requests that specify a certain date for redemption or which specify any other special conditions. Please call 1-877- XXX-XXXX for further information. WE WILL NOT PROCESS YOUR REDEMPTION REQUEST IF IT IS NOT IN PROPER FORM ("REDEMPTION PROCEDURES - BY MAIL"). WE WILL NOTIFY YOU IF YOUR REDEMPTION REQUEST IS NOT IN PROPER FORM.

REDEMPTION PROCEDURES

BY MAIL

To redeem shares by mail, prepare a written request including:

-    Your name(s) and signature(s)
-    The name of the Fund, and your account number
-    The dollar amount or number of shares you want to redeem
-    How and where to send your proceeds
- A signature guarantee, if required (see "Signature Guarantee Requirements" below) o Any other legal documents required for redemption requests by corporations, partnerships or trusts.

Mail your request and documentation to:

           Satuit Capital Micro Cap Fund
           c/o American Data Services, Inc.
           P.O. Box 5536
           Hauppauge, NY 11788-0132

BY WIRE

You may only request payment of your redemption proceeds by wire if you have previously elected wire redemption privileges on your account application or a separate form.

Wire requests are only available if your redemption is for $10,000 or more.

To request a wire redemption, mail or call us with your request (See "By Mail"). If you wish to make your wire request by telephone, however, you must have previously elected telephone redemption privileges.

BY TELEPHONE

We accept redemption requests by telephone only if you have elected telephone redemption privileges on your account application or a separate form.

To redeem shares by telephone, call us with your request. You will need to provide your account number and the exact name(s) in which the account is registered. We may also require a password or additional forms of identification.

Your proceeds will be mailed to you or wired to you (if you have elected wire redemption privileges - See "By Wire" above)

Telephone redemptions are easy and convenient, but this account option involves a risk of loss from unauthorized or fraudulent transactions. We will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and by reviewing immediately any account statement and transaction confirmations that you receive. Neither the Fund nor the Transfer Agent will be responsible for any losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity.

AUTOMATIC REDEMPTION

If you own shares of the Fund with an aggregated value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Automatic requests must be for at least $100.

To set up periodic redemptions automatically, call or write us for an "Automatic Redemption" form. You should complete the form and mail it to us with a voided check for the account into which you would like the redemption proceeds deposited.

SIGNATURE GUARANTEE REQUIREMENTS

To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." For requests made in writing a signature guarantee is required for any of the following:

-    Redemption of over $5,000 worth of shares
-    Changes to a record name or address of an account
- Redemption from an account for which the address or account registration has changed within the last 30 days
- Sending proceeds to any person, address, brokerage firm or bank account not on record
- Sending proceeds to an account with a different registration (name or ownership) from yours
- Changes to automatic investment or redemption programs, distribution options, telephone or wire redemption privileges, any other election in connection with your account. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but NOT from a notary public.

SMALL ACCOUNTS

If the value of your account falls below $2,500 ($500 for UGMA and IRA accounts), the Fund may ask you to increase your balance. If the account value is still below $2,500 after 30 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below $2,500 solely as a result of a reduction in your account's market value.

TRANSFERRING REGISTRATION

You can transfer the registration of your shares in the Satuit Capital Micro Cap Fund to another owner by completing a transfer form and sending to Satuit Capital Micro Cap Fund c/o American Data Services, Inc., P.O. Box 5536, Hauppage, New York 11788-0132.

LOST ACCOUNTS

The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

HOW TO CONTACT THE FUND

For more information about the Fund or your account, you may write to us at:

           Satuit Capital Micro Cap Fund
           c/o American Data Services, Inc.
           P.O. Box 5536
           Hauppauge, NY 11788-0132

Or you may call us toll free at 1-877- XXX-XXXX


--------------------------------------------------------------------------------
WHEN AND HOW NAV IS DETERMINED
--------------------------------------------------------------------------------

The value of a single share of the Fund is known as its "net asset value" per share or "NAV." The Fund's NAV per share is normally calculated by the administrator of the Fund as of the close of the regular session of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., eastern time) on each weekday except days when the NYSE is closed. The Fund's NAV may be calculated earlier, however, if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC).

If a security or securities that the Fund owns are traded when the NYSE is closed (for example, on a foreign exchange or in an after-hours market) the value of the Fund's assets may be affected on days when the Fund is not open for business. In addition, trading in some of the Fund's assets may not occur on days when the Fund is open for business. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding.

The Fund's securities are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund's net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its investors as distributions. When the Fund earns dividends from stocks and interest from bonds and other debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When net long-term capital gains are distributed to shareholders, it is called a capital gain distribution. Net short-term capital gains are considered ordinary income and are included in dividend distributions.

The Fund distributes dividends and capital gains, if any, annually. All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

If you have elected to receive distributions in cash, and the postal or other delivery service returns your check to the Fund as undeliverable, you will not receive interest on amounts represented by the uncashed checks.

LONG-TERM VS. SHORT-TERM CAPITAL GAINS:
---------------------------------------

     - Long-term capital gains are realized on securities held for more than one year and are part of your capital gain distribution.

     - Short-term capital gains are realized on securities held less then one year and are part of your dividend distributions

--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Your investment will have tax consequences that you should consider. Some of the more common federal tax consequences are described here but you should consult your tax consultant about your particular situation. Although it is not an investment objective, the Fund's Adviser will attempt to take into account the tax consequences of its investment decisions. However, there may be occasions when the Adviser's investment decisions will result in a negative tax consequence for the Fund's shareholders.

TAXES ON DISTRIBUTIONS. The Fund operates in a manner such that it will not be liable for Federal income or excise tax. Distributions of net investment income or short-term capital gain are taxable to you as ordinary income. Distributions of long-term capital gain are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to state and local taxes.

The Fund will mail reports containing information about the Fund's distributions during the year to you after December 31 of each year (by January 31st). Consult your tax advisor about the Federal, state and local tax consequences in your particular circumstances.

TAXES ON REDEMPTIONS OF SHARES. The sale of Fund shares is a taxable transaction for Federal income tax purposes. Your taxable gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should keep your account statement so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain or loss.

"BUYING A DIVIDEND." All distributions reduce the net asset value of the Fund's shares by the amount of the distribution. Unless your investment is in a tax-deferred account, you may wish to avoid buying shares of the Fund shortly before a distribution. If you do, you will pay the full pre-distribution price for your shares and then receive part of your investment back as a taxable distribution.

TAX WITHHOLDING. The Fund may be required to withhold U.S. federal income tax at the rate of 31 percent from all taxable distributions and form proceeds from certain sales payable to shareholders who fail to provide the Fund with their correct taxpayers identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.


--------------------------------------------------------------------------------
PERFORMANCE COMPARISONS
--------------------------------------------------------------------------------

Advertisements and other sales literature may refer to the Fund's total return. The total return for the one, five and ten-year periods (or for the life of the Fund until the Fund is in existence for such longer periods) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the public offering price, plus any applicable sales load. Total return may also be presented for other periods. All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition and Fund operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objectives and strategies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes.


--------------------------------------------------------------------------------
CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
--------------------------------------------------------------------------------

Union Bank of California, located at 350 California Street, San Francisco, California 94104, serves as custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. American Data Services, Inc., the Fund's Administrator, located at The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788, also serves as the Fund's transfer and dividend disbursing agent. The Fund pays the Administrator the greater of $900 per month or $9.00 per year per account, plus out-of-pocket expenses, for rendering such transfer and dividend agency services.


--------------------------------------------------------------------------------
COUNSEL AND INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

Legal matters in connection with the issuance of shares of beneficial interest of the Fund are passed upon by Spitzer & Feldman PC, 405 Park Avenue, New York, New York 10022. McCurdy & Associates, CPAs, Inc., 27955 Clemens Road, Westlake, Ohio 44145, have been selected as independent auditors for the Fund.


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Because the Fund has been in operation for less than a year, no financial highlights are being reported for the Fund at this time


--------------------------------------------------------------------------------
ORGANIZATION
--------------------------------------------------------------------------------

The Satuit Capital Micro Cap Fund is a series of Satuit Capital Management Trust, a Delaware business trust that is registered with the SEC as an open-end, management investment company. The shares of Satuit Capital Management Trust may be offered in series in addition to the Satuit Capital Micro Cap Fund with distinct and separate investment objectives, strategies and policies.

It is not intended that meetings of the Fund's shareholders be held except when required by Federal or Delaware state law. All shareholders of the Fund are entitled to vote at shareholders' meetings. From time to time, large shareholders may control the Fund.

FOR MORE INFORMATION

    ADVISER                   SATUIT CAPITAL MANAGEMENT, LLC
                              5 DRIFTWOOD LANE
                              SCITUATE, MASSACHUSETTS 02066

    LEGAL COUNSEL             SPITZER & FELDMAN PC
                              405 PARK AVENUE
                              NEW YORK, NEW YORK 10022

    INDEPENDENT AUDITORS      MCCURDY & ASSOCIATES CPA'S, INC.
                              27955 CLEMENS ROAD
                              WESTLAKE, OH 44145

    ADMINISTRATOR, TRANSFER
     AGENT AND FUND           AMERICAN DATA SERVICES, INC.
    ACCOUNTANT                105 MOTOR PARKWAY
                              HAUPPAUGE, NEW YORK 11788

    CUSTODIAN                 UNION BANK OF CALIFORNIA, N.A.
                              350 CALIFORNIA STREET
                              SAN FRANCISCO, CALIFORNIA 94104

The following documents are available free upon request:

           ANNUAL/SEMI-ANNUAL REPORTS. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

           STATEMENT OF ADDITIONAL INFORMATION. The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

You may obtain free copies of both reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

            SATUIT CAPITAL MICRO CAP FUND
            C/O AMERICAN DATA SERVICES, INC.
            P.O. BOX 5536
            HAUPPAUGE, NEW YORK 11788-0132
            1-877-XXX-XXXX

SEC: You may review and obtain copies of the Fund's information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at HTTP://WWW.SEC.GOV. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

                  Investment Company Act File Number: xxx-xxxx

                                     PART C
                                     ------


ITEM 23.

EXHIBIT NUMBER              DESCRIPTION OF EXHIBIT
--------------              ----------------------

(a)                         Certificate of Trust and Declaration of Trust (See
                            Note 1)

(b)                         Bylaws (See Note 1)

(c)                         Not Applicable.

(d)                         Investment Advisory Agreement (See Note 1)

(e)                         Form of Distribution Agreement (See Note 1)

(f)                         Not Applicable.

(g)                         Form of Custody Agreement (See Note 2)

(h)(1)                      Administrative Service Agreement (See Note 1)
(h)(2)                      Form of Transfer Agency Agreement (See Note 1)
(h)(3)                      Form of Shareholder Servicing Agreement (See Note 1)

(i) Opinion of Spitzer & Feldman P.C. as to the legality of the securities being registered, including their consent to the filing thereof and as to the use of their names in the Prospectus (See Note 2) (j) Consent of McCurdy & Associates, CPAs, Inc., independent auditors (See Note 2)

(k)                         Not Applicable.

(l)                         Subscription Letter (See Note 1)

(m)                         Not Applicable (See Note 1)

(n)                         Not Applicable.

(n)                         Rule 18f-3 Plan (See Note 2)

(o)                         Code of Ethics (See Note 2)

Other Exhibits              Not Applicable

Notes to Exhibits:

(1)      Filed Herewith.

(2)      To Be Filed by Subsequent Amendment


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

               Not applicable

ITEM 25.  INDEMNIFICATION.

               (a) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

Besides serving as investment adviser to each Fund, the Adviser is not currently (and has not during the past two years) engaged in any other business, profession, vocation or employment of a substantial nature. Information regarding the business, vocation or employment of a substantial nature of the Adviser and its officers is incorporated by reference to the information contained in Part B of this Registration Statement.


ITEM 27.  PRINCIPAL UNDERWRITERS.

         (a) The principal underwriter of the Trust's shares, AmeriMutual Fund Distributors, Inc., currently acts as a principal underwriter, depositor or investment adviser for the following other investment companies:

                  Canandaigua Funds
                  ICM Series Trust
                  iMillennium Capital Trust
                  MP 63 Fund
                  Alpha Funds
                  DCM Series Trust
                  Questar Funds, Inc.
                  The North Country Funds

         AmeriMutual Fund Distributors, Inc.,. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. AmeriMutual Fund Distributors, Inc. is an indirect wholly-owned subsidiary of Orbitex Financial Services Group, Inc.

         (b) The following table contains information with respect to each director, officer or partner AmeriMutual Fund Distributors, Inc.,:


         NAME AND PRINCIPAL BUSINESS        POSITIONS AND OFFICES WITH       POSITIONS AND OFFICES WITH
                   ADDRESS*                         UNDERWRITER                      REGISTRANT
                   --------                         -----------                      ----------

          Christopher Klutch              Director, President, CEO                      None

          Vali Nasr                       General Principal, Financial                  None
                                           and Operations Principal

          Nathan O'Steen                  Vice President, General                       None
                                           Principal, Chief Compliance
                                           Officer




          Michael Miola                   Vice President                                None

          Richard E. Stierwalt            Director, Chief Operations                    None
                                           Officer


        * Unless otherwise indicated, all addresses are: The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, NY 11788

         (c)           Not Applicable.


ITEM 28.       LOCATION OF ACCOUNTS AND RECORDS

The accounts and records of the Trust required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are located, in whole or in part, at the offices of the Administrator, American Data Services, Inc., at The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788 and custodial records which are maintained at the offices of Union Bank of California, the Custodian, are located at 350 California Street, San Francisco, California 94104.


ITEM 29.       MANAGEMENT SERVICES

               Not applicable.


ITEM 30.       UNDERTAKINGS.

               Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scituate and State of Massachusetts, on the 1st day of September, 2000.

                                               SATUIT CAPITAL MANAGEMENT TRUST


                                               By: /S/  ROBERT J. SULLIVAN

                                                        Robert J. Sullivan

         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.


/S/ ROBERT J. SULLIVAN         President, Treasurer, and       September 1, 2000
-------------------------
Robert J. Sullivan             Chairman of the Board of Trustees


/S/ MICHAEL D. MUFFOLETTO      Trustee                         September 1, 2000
-------------------------
 Michael D. Muffoletto


/S/ KEVIN M. HAGGERTY          Trustee                         September 1, 2000
-------------------------
       Kevin M. Haggerty

     The above persons signing as Trustees are all of the members of the Trust's Board of Trustees.